Fair Value Measurement (Details) - Schedule of liabilities that are measured at level 3 in the derivative liability warrants financial statements - Derivative liability warrants [Member]
$ in Thousands
6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Measurement (Details) - Schedule of liabilities that are measured at level 3 in the derivative liability warrants financial statements [Line Items]
Derivative liability - warrants as of December 31, 2020	$ (359)
Issuance of financial instruments	(407)
Change in fair value	423
Derivative liability - warrants as of June 30, 2021	$ (343)